C E N T R A L   S E C U R I T I E S   C O R P O R A T I O N



                                   -----------


                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1998

                        CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)


                           TEN YEAR HISTORICAL DATA



                                                    Per Share of Common Stock
                                        -------------------------------------------------
                                                                               Distribu-
                                                                                tions(B)
                                                                                declared
                                                                     Divi-        from
                           Convertible                             dends(B)    long-term
                            Preference                             declared    investment
               Total         Stock at       Net          Net       from net     gains or    Net realized      Unrealized
                net        liquidation     asset     investment   investment    capital      investment      appreciation
Year           assets       preference     value      income(A)     income      surplus    gains (losses)   of investments
--------- --------------- ------------- ----------- ------------ ------------ ----------- ---------------- ---------------
1987       $110,629,270    $10,145,300   $  11.36                                                           $ 15,056,016
1988        118,930,727     10,072,150      11.77      $  .16       $  .16      $  .92      $  2,292,807      25,718,033
1989        129,376,703     10,034,925      12.24         .17          .35         .65*          661,161      38,661,339
1990        111,152,013     10,027,050      10.00         .17          .20         .50*       (2,643,394)     25,940,819
1991        131,639,511     10,022,100      11.87         .14          .14         .56*        7,321,233      43,465,583
1992        165,599,864     10,019,000      14.33         .12          .20         .66         8,304,369      70,586,429
1993        218,868,360      9,960,900      17.90         .14          .18        1.42        16,407,909     111,304,454
1994        226,639,144      9,687,575      17.60         .23          .22        1.39        16,339,601     109,278,788
1995        292,547,559      9,488,350      21.74         .31          .33        1.60        20,112,563     162,016,798
1996        356,685,785      9,102,050      25.64         .27          .28        1.37        18,154,136     214,721,981
1997        434,423,053      9,040,850      29.97         .24          .34        2.08        30,133,125     273,760,444
6 mos.
to
June 30,
1998        462,071,326      8,988,575      31.91         .16          .05         .15        19,805,284     282,165,663

---------
A -Excluding gains or losses realized on sale of investments.
B -Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes, except for the six months ended June 30, 1998 which are estimated.
* Includes a non-taxable return of capital of $.56 in 1989, $.47 in 1990 and $.11 in 1991.


     The Preference and Common Stocks are listed on the American Stock Exchange. On June 30, 1998, the market quotations were as follows:



   Convertible Preference Stock, $2.00 Series D .........   86 bid, 98 asked
   Common Stock .........................................   26 1/8 high, 25 3/4 low and
                                                                  25 7/8 last sale



                                     [ 2 ]

TO THE STOCKHOLDERS OF


     CENTRAL SECURITIES CORPORATION:


     Financial statements for the six months ended June 30, 1998, as reported upon by our independent auditors, and other pertinent information are submitted herewith.


     Comparative market values of net assets are as follows:



                                                                             June 30,         December 31,
                                                                               1998               1997
                                                                         ----------------   ---------------
Net assets ...........................................................    $462,071,326       $434,423,053
Convertible Preference Stock at liquidation preference ...............      (8,988,575)        (9,040,850)
                                                                          ------------       ------------
Net assets applicable to Common Stock ................................    $453,082,751       $425,382,203
                                                                          ============       ============
Net asset coverage per share of Convertible Preference Stock .........    $   1,285.16       $   1,201.28
Net assets per share of Common Stock .................................           31.91              29.97
Pro forma net assets per share, reflecting conversion of the
  Convertible Preference Stock .......................................           29.94              28.14
   Shares of Convertible Preference Stock outstanding ................         359,543            361,634
   Shares of Common Stock outstanding ................................      14,198,932         14,191,745

     Comparative operating results are as follows:



                                                                       Six months ended June 30,
                                                                   ---------------------------------
                                                                         1998              1997
                                                                   ---------------   ---------------
Net investment income ..........................................    $  2,639,165      $  2,329,399
   Number of times Preferred dividend earned ...................             7.3               6.4
   Per share of Common Stock ...................................             .16*              .15*
Net realized gain on sale of investments .......................      19,805,284        18,658,537
Increase in net unrealized appreciation of investments .........       8,405,219        33,087,437
Increase in net assets resulting from operations ...............      30,849,668        54,075,373

---------
* Per-share data are based on the average number of Common shares outstanding during the six-month period and are after recognition of the dividend requirement on the Convertible Preference Stock.


     A dividend of $.20 per share was paid on June 26 to holders of Common Stock. Also, during the first six months of 1998 dividends of $1.00 per share were paid on the Series D Preference Stock. Stockholders will be sent a notice concerning the taxability of all 1998 distributions in January 1999.


                                     [ 3 ]

     During the first six months of 1998 the Corporation did not repurchase any of its Common or Preference Stock. However, it may from time to time purchase Common or Preference Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.


     Stockholders' inquiries are welcome.



                                               CENTRAL SECURITIES CORPORATION

                                                 WILMOT H. KIDD, PRESIDENT
375 Park Avenue
New York, NY 10152
July 31, 1998

                                  -----------

                          PRINCIPAL PORTFOLIO CHANGES


                            April 1 to June 30, 1998
                   (Common Stock unless specified otherwise)



                                                       Number of Shares
                                              ----------------------------------
                                                                          Held
                                                                        June 30,
                                               Purchased      Sold        1998
                                              -----------   --------   ---------
Allmerica Financial Corporation ...........                  30,000     90,000
Capital One Financial Corporation .........                  90,000    210,000
The DII Group Incorporated ................     100,000                600,000
Household International, Inc. .............     300,000*               450,000
Intel Corporation .........................                   5,000    505,000
Morrison Knudsen Corporation ..............      67,000                372,000
Peerless Systems Corporation ..............                  10,000    165,000
Provident Companies, Inc. .................                  30,000    220,000
RKS Health Ventures Corporation ...........                  70,000         --
RKS Health Ventures Corporation Series A
  Conv. Pfd ...............................                  15,950         --
RKS Health Ventures Corporation Series C
  Conv. Pfd ...............................                   9,009         --
Vesta Insurance Group, Inc. ...............     150,000                320,000
Watkins-Johnson Company ...................      40,000                465,000

---------
* Stock split.

                                     [ 4 ]

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1998

ASSETS:
   Investments:
      General portfolio securities at market value
        (cost $121,199,674) (Note 1) ...................................   $364,009,039
      Securities of affiliated companies (cost $16,540,693)
        (Notes 1, 5 and 6) .............................................     55,896,991
      Short-term debt securities at cost plus accrued interest .........     42,662,547        $ 462,568,577
                                                                           ------------
   Cash and receivables:
      Cash .............................................................         30,986
      Dividends receivable .............................................         74,000              104,986
                                                                           ------------
   Office equipment and leasehold improvements, net ....................                              14,228
                                                                                               -------------
          Total Assets .................................................                         462,687,791
LIABILITIES:
   Payable for securities purchased ....................................        505,650
   Accrued expenses and reserves .......................................        110,815
                                                                           ------------
          Total Liabilities ............................................                             616,465
                                                                                               -------------
NET ASSETS .............................................................                       $ 462,071,326
                                                                                               =============
NET ASSETS are represented by:
   $2.00 Series D Convertible Preference Stock
     without par value at liquidation preference,
     $25.00 per share, authorized 4,000,000 shares;
     issued 359,543 (Note 2) ...........................................                       $   8,988,575
   Common Stock at par value, $1.00 per share, authorized
     30,000,000 shares; issued 14,198,932 (Note 2) .....................                          14,198,932
   Surplus:
      Paid-in ..........................................................   $135,252,573
      Undistributed net gain on sales of investments ...................     19,778,693
      Undistributed net investment income ..............................      1,686,890          156,718,156
                                                                           ------------        -------------
   Net unrealized appreciation of investments ..........................                         282,165,663
                                                                                               -------------
NET ASSETS .............................................................                       $ 462,071,326
                                                                                               =============
NET ASSET VALUE PER COMMON SHARE .......................................                       $       31.91
                                                                                               =============

                See accompanying notes to financial statements.

                                     [ 5 ]

                            STATEMENT OF OPERATIONS


                    For the six months ended June 30, 1998



INVESTMENT INCOME
Income:
   Cash dividends ..............................................   $2,343,615
   Interest ....................................................    1,053,459
   Miscellaneous income ........................................       43,750      $ 3,440,824
                                                                   ----------
Expenses:
   Investment research .........................................      164,113
   Administration and operations ...............................      180,422
   Employees' retirement plans .................................        4,102
   Custodian fees ..............................................       40,204
   Franchise and miscellaneous taxes ...........................       70,424
   Transfer agent and registrar fees and expenses ..............       21,805
   Rent and utilities ..........................................       77,814
   Listing, software and sundry fees ...........................       65,812
   Legal, auditing and tax fees ................................       21,150
   Stationery, supplies, printing and postage ..................       35,552
   Travel and telephone ........................................       15,835
   Directors' fees .............................................       27,600
   Insurance ...................................................       40,383
   Publications and miscellaneous ..............................       36,443          801,659
                                                                   ----------      -----------
Net investment income ..........................................                     2,639,165
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from security transactions ...................   19,805,284
Net increase in unrealized appreciation of investments .........    8,405,219
                                                                   ----------
   Net gain on investments .....................................                    28,210,503
                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...................................................                   $30,849,668
                                                                                   ===========

                See accompanying notes to financial statements.

                                     [ 6 ]

                      STATEMENTS OF CHANGES IN NET ASSETS


                    For the six months ended June 30, 1998
                      and the year ended December 31, 1997



                                                                            Six months
                                                                              ended
                                                                             June 30,
                                                                               1998              1997
                                                                         ---------------   ---------------
FROM OPERATIONS:
   Net investment income .............................................    $  2,639,165     $  3,965,412
   Net realized gain on investments ..................................      19,805,284       30,133,125
      Net increase in unrealized appreciation of investments .........       8,405,219       59,038,462
                                                                          ------------     ------------
      Increase in net assets resulting from operations ...............      30,849,668       93,136,999
                                                                          ------------     ------------
DIVIDENDS TO STOCKHOLDERS FROM:
   Net investment income:
      Preference Stock ...............................................        (361,609)        (724,462)
      Common Stock ...................................................        (689,259)      (4,601,457)
   Net realized gain from investment transactions ....................      (2,150,527)     (28,220,809)
                                                                          ------------     ------------
      Decrease in net assets from distributions ......................      (3,201,395)     (33,546,728)
                                                                          ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
   Distribution to stockholders reinvested in Common Stock ...........              --       18,147,197
   Other capital transactions ........................................              --             (200)
                                                                          ------------     ------------
      Increase in net assets from capital share transactions .........              --       18,146,997
                                                                          ------------     ------------
          Total increase in net assets ...............................      27,648,273       77,737,268
NET ASSETS:
   Beginning of period ...............................................     434,423,053      356,685,785
                                                                          ------------     ------------
   End of period .....................................................    $462,071,326     $434,423,053
                                                                          ============     ============

                See accompanying notes to financial statements.

                                     [ 7 ]

                           STATEMENT OF INVESTMENTS


                                 June 30, 1998

                          PORTFOLIO SECURITIES 90.9%
                   (COMMON STOCKS UNLESS SPECIFIED OTHERWISE)



 PRIN. AMT.                                                                 MARKET
  OR SHARES                                                                 VALUE
------------                                                           ---------------
BANKING AND FINANCE 21.8%
   550,000     The Bank of New York Company, Inc. ..................   $ 33,481,250
   210,000     Capital One Financial Corporation ...................     26,079,375
   324,500     First Union Corporation .............................     18,902,125
   450,000     Household International, Inc. .......................     22,387,500
                                                                       ------------
                                                                        100,850,250
                                                                       ------------
CHEMICALS 6.4%
 1,000,000     Hanna (M. A.) Company ...............................     18,312,500
   230,000     Martin Color-Fi, Inc.(a) ............................        690,000
   100,000     Rohm and Haas Company ...............................     10,387,500
                                                                       ------------
                                                                         29,390,000
                                                                       ------------
COMMERCIAL SERVICES 0.8%
   150,000     UniFirst Corporation ................................      3,750,000
                                                                       ------------
COMPUTER SOFTWARE & SERVICES 9.6%
   975,000     American Management Systems, Inc.(a) ................     29,189,063
   300,000     Electronic Data Systems Corporation .................     11,981,250
   165,000     Peerless Systems Corporation(a) .....................      3,423,750
                                                                       ------------
                                                                         44,594,063
                                                                       ------------
DATA PROCESSING 3.1%
   100,000     First Data Corporation ..............................      3,331,250
   600,000     The Reynolds and Reynolds Company
                Class A ............................................     10,912,500
                                                                       ------------
                                                                         14,243,750
                                                                       ------------
ELECTRONICS 16.9%
   740,000     Analog Devices, Inc.(a) .............................     18,176,250
   600,000     The DII Group Incorporated ..........................     10,237,500
   505,000     Intel Corporation ...................................     37,433,125
   465,000     Watkins-Johnson Company(b) ..........................     12,090,000
                                                                       ------------
                                                                         77,936,875
                                                                       ------------
ENERGY 3.3%
   300,000     Mercantile International Petroleum Inc.(a) ..........         54,000
   300,000     Murphy Oil Corporation ..............................     15,206,250
                                                                       ------------
                                                                         15,260,250
                                                                       ------------
ENGINEERING AND CONSTRUCTION 1.1%
   372,000     Morrison Knudsen Corporation(a) .....................      5,231,250
                                                                       ------------

                                      [ 8 ]

 PRIN. AMT.                                                         MARKET
 OR SHARES                                                           VALUE
-----------                                                     --------------
HEALTH CARE 0.2%
  150,000     MGI Pharma, Inc.(a) ...........................   $ 1,021,875
                                                                -----------
HOUSEHOLD PRODUCTS 2.6%
  366,100     Church & Dwight Co., Inc. .....................    11,852,488
                                                                -----------
INSURANCE 14.0%
   90,000     Allmerica Financial Corporation ...............     5,850,000
  266,666     Mutual Risk Management Ltd. ...................     9,666,642
   70,000     The Plymouth Rock Company, Inc.
               Class A(b)(c) ................................    35,000,000
  220,000     Provident Companies, Inc. .....................     7,590,000
  320,000     Vesta Insurance Group, Inc. ...................     6,820,000
                                                                -----------
                                                                 64,926,642
                                                                -----------
MANUFACTURING 3.6%
  600,000     Brady (W. H.), Inc. ...........................    16,687,500
                                                                -----------
METALS AND MINING 0.9%
  300,000     Cyprus Amax Minerals Company ..................     3,975,000
                                                                -----------
PAPER AND FOREST PRODUCTS 0.4%
   70,000     Deltic Timber Corporation ........... .........     1,754,375
                                                                -----------
TELECOMMUNICATIONS 4.0%
  175,356     IXC Communications Corporation(a) .............     8,504,766
   10,743     IXC Communications Corporation 7 1/4%
               Junior Conv. Pfd. Due 2007(a)(c) .............     2,307,059
  300,000     Nextel Communications, Inc. Class A ...........     7,462,500
                                                                -----------
                                                                 18,274,325
                                                                -----------
TRANSPORTATION 1.9%
  533,757     Transport Corporation of America, Inc.
               Class B(a)(b) ................................     8,806,990
                                                                -----------
MISCELLANEOUS 0.3%
              Grumman Hill Investments, L.P.(a)(c) ..........     1,350,397
    5,000     Southeast Publishing Ventures, Inc.
               Series A Pfd.(a)(b)(c) .......................             0
              Steuart Petroleum Company Warrant to
               Purchase Common Stock(a)(c) ..................             0
                                                                -----------
                                                                  1,350,397
                                                                -----------
              Total Portfolio Securities ....................   419,906,030
                                                                -----------

                                      [ 9 ]

   PRIN. AMT.                                                            MARKET
    OR SHARES                                                             VALUE
----------------                                                    ----------------
                   SHORT-TERM DEBT INVESTMENTS 9.2%
 $  17,214,000     Ford Motor Credit Corp. 5.50% - 5.54%
                    due 7/06/98 - 7/20/98 .......................    $ 17,263,281
    25,360,000     General Electric Capital Corp.
                    5.54% - 5.65% due 7/01/98 - 7/27/98 .........      25,399,266
                                                                     ------------
                   Total Short-Term Investments .................      42,662,547
                                                                     ------------
                   Total Investments ............................     462,568,577
                                                                     ------------
                   Liabilities, less cash, receivables and
                    other assets (0.1%) .........................        (497,251)
                                                                     ------------
                   Net Assets (100%) ............................    $462,071,326
                                                                     ============

   ---------
    (a) Non-dividend paying.

    (b) Affiliate as defined in the Investment Company Act of 1940.

    (c) Valued at estimated fair value.






                See accompanying notes to financial statements.

                                     [ 10 ]

                         NOTES TO FINANCIAL STATEMENTS


     1. SIGNIFICANT ACCOUNTING POLICIES -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    SECURITY VALUATION -- Securities are valued at the last sale price on June
      30, 1998 or, if unavailable, at the closing bid price. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors. These estimated values may not reflect amounts that could be realized upon immediate sale, nor amounts that ultimately may be realized. The estimated fair values, also, may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

    FEDERAL INCOME TAXES -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

    OTHER -- Security transactions are accounted for on the date the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

     2. PREFERENCE STOCK AND COMMON STOCK -- The Convertible Preference Stock is redeemable at the Corporation's option at $27.50 per share. Dividends are cumulative. Each share is convertible into 3.439 shares of Common Stock and 1,236,468 authorized but unissued Common shares have been reserved for issuance upon conversion. During the six months ended June 30, 1998, 7,187 shares of Common Stock were issued upon conversion of shares of Preference Stock.

     The Corporation did not repurchase any of its Common or Preference Stock in the first six months of 1998, but it may from time to time purchase Common or Preference Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock, available for optional stock distributions, or may be retired.

     3. INVESTMENT TRANSACTIONS -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 1998, excluding short-term investments, were $8,165,533 and $29,398,165, respectively.

     As of June 30, 1998, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $288,695,245 and $6,529,582, respectively.


                                     [ 11 ]

     4. OPERATING EXPENSES -- The aggregate remuneration paid during the six months ended June 30, 1998 to officers and directors amounted to $320,919, of which $27,600 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 1998.

     5. AFFILIATES -- The Plymouth Rock Company, Inc., Southeast Publishing Ventures, Inc., Transport Corporation of America, Inc. and Watkins-Johnson Company are affiliates as defined in the Investment Company Act of 1940. The Corporation received a dividend of $184,800 from The Plymouth Rock Company, Inc. during the six months ended June 30, 1998. Unrealized appreciation related to affiliates increased by $3,502,688 for the six months ended June 30, 1998.

     6. RESTRICTED SECURITIES -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 1998 such investments had an aggregate value of $38,657,456, which was equal to 8.4% of the Corporation's net assets. Investments in restricted securities at June 30, 1998, including acquisition dates and cost, were: Grumman Hill Investments, L.P., 9/11/85, $535,285; IXC Communications, Inc., 4/14/97, $1,112,879; The
Plymouth Rock Company, Inc., 12/15/82, $1,500,000 and 6/1/84, $699,986;
Southeast Publishing Ventures, Inc., 4/5/89, $5,200; and Steuart Petroleum Company, 6/8/93, $52,500. In general, the Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $4,901,705 for the six months ended June 30, 1998 to $34,854,032.

     7. YEAR 2000 (UNAUDITED) -- The Corporation could be adversely affected if computer systems used by the Corporation, the Corporation's principal service providers, or other entities that interact electronically with the Corporation or its principal service providers fail to properly process and calculate date-related information up to and following January 1, 2000. The Corporation is taking steps that it believes are reasonably designed to address the Year 2000 issue with respect to the computer systems it uses, to obtain reasonable assurances that its principal service providers are preparing to be Year 2000 compliant, and to develop contingency plans to address unexpected problems related to the Year 2000 issue. The Corporation does not expect it will incur any material costs in addressing the Year 2000 issue. However, at this time there can be no assurance that the steps being taken by the Corporation will be sufficient to avoid any adverse impact on the Corporation.


                                     [ 12 ]

                             FINANCIAL HIGHLIGHTS



                                                    Six Mos.
                                                     Ended
                                                    6/30/98            1997         1996         1995         1994         1993
                                               -----------------   ------------ ------------ ------------ ------------ -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .........    $   29.97          $  25.64     $  21.74     $  17.60     $  17.90    $  14.33
Net investment income ........................          .19               .29          .33          .37          .30         .21
Net realized and unrealized gain on
  securities .................................         1.98              6.51         5.28         5.76         1.08        5.03
                                                  ---------          --------     --------     --------     --------    --------
     Total from investment
      operations .............................         2.17              6.80         5.61         6.13         1.38        5.24
Less:
Dividends from net investment
  income*
   To Preference Stockholders ................          .03               .05          .06          .06          .07         .07
   To Common Stockholders ....................          .05               .34          .28          .33          .22         .18
Distributions from capital gains*
   To Common Stockholders ....................          .15              2.08         1.37         1.60         1.39        1.42
                                                  ---------          --------     --------     --------     --------    --------
     Total distributions .....................          .23              2.47         1.71         1.99         1.68        1.67
                                                  ---------          --------     --------     --------     --------    --------
Net asset value, end of period ...............    $   31.91          $  29.97     $  25.64     $  21.74     $  17.60    $  17.90
                                                  =========          ========     ========     ========     ========    ========
Per share market value, end of
  period .....................................    $   25.88          $  29.69     $  24.13     $  20.88     $  15.75    $  15.50
TOTAL INVESTMENT RETURN,
  MARKET(%) ..................................       (13.08)+           35.60        22.35        45.65        12.30       47.68
TOTAL INVESTMENT RETURN, NAV(%) ..............         7.11 +           26.08        25.97        34.59         8.62       36.66
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period(000) ...............    $ 462,071          $434,423     $356,686     $292,548     $226,639    $218,868
Ratio of expenses to average net
  assets for Common(%) .......................          .38 (++)          .53          .55          .62          .65         .77
Ratio of net investment income to
  average net assets for
  Common(%) ..................................         1.24 (++)          .97         1.32         1.69         1.51        1.17
Portfolio turnover rate(%) ...................         1.92 +           10.92         9.89         8.27        11.73       15.14
Average commission rate paid
  (cents per share) .........................          7.00              6.88         6.76         6.89         7.11

---------
* Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes, except for the six months ended 6/30/98 which are estimated.
+ Not annualized.
(++) Annualized.

                                     [ 13 ]

                         INDEPENDENT AUDITORS' REPORT


     TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
      CENTRAL SECURITIES CORPORATION


      We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 1998, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997, and the financial highlights for the six months ended June 30, 1998 and for each of the years in the five-year period ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Corporation's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian and broker. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Central Securities Corporation as of June 30, 1998, the results of its operations for the six months then ended, the changes in its net assets for the six months ended June 30, 1998 and the year ended December 31, 1997, and the financial highlights for the six months ended June 30, 1998 and for each of the years in the five-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

      Also, in our opinion, the information set forth as of June 30, 1998 and December 31, 1997 and for the six months ended June 30, 1998 and 1997 in the table appearing on page 3 is fairly stated in all material respects in relation to the financial statements from which it has been derived.


                                                KPMG PEAT MARWICK LLP




  New York, NY
  July 24, 1998

                                     [ 14 ]

                 ANNUAL MEETING OF STOCKHOLDERS -- (unaudited)


     The 1998 Annual Meeting of Stockholders of the Corporation was held on March 11, 1998. At the meeting all of the directors of the Corporation were reelected by the holders of the Preference Stock and Common Stock voting separately, as follows: Donald G. Calder, 351,386 shares of Preference Stock in favor, 142 shares withheld; Jay R. Inglis, 351,354 shares of Preference Stock in favor, 174 shares withheld; Dudley D. Johnson, 12,675,654 shares of Common Stock in favor, 68,307 shares withheld; Wilmot H. Kidd, 12,673,109 shares of Common Stock in favor, 70,852 shares withheld; and C. Carter Walker, Jr., 12,675,630 shares of Common Stock in favor, 68,331 shares withheld. In addition, the following proposals were approved by the votes indicated:

     (1) Ratification of the selection of KPMG Peat Marwick LLP as independent auditors of the Corporation for the year 1998 -- Preference Stock and Common Stock voting together as one class: 13,015,942 shares in favor, 38,866 shares against, 40,681 shares abstaining.

     (2) Amendment to Certificate of Incorporation increasing the authorized number of shares of Common Stock and Convertible Preference Stock -- Preference Stock and Common Stock voting together as one class: 11,067,393 shares in favor, 249,056 shares against, 100,881 shares abstaining, 1,678,159 broker non-votes; Preference Stock voting separately: 337,514 shares in favor, 432 shares against, 594 shares abstaining, 12,988 broker non-votes.

     (3) Change in fundamental policy to permit the issuance of senior securities (subject to statutory restrictions) in situations in addition to those set forth in the Corporation's former policy when and if, in the judgment of the Corporation's directors, such action is deemed advisable -- Preference Stock and Common Stock voting together as one class: 10,933,020 shares in favor, 323,825 shares against, 160,486 shares abstaining, 1,678,158 broker non-votes; Preference Stock voting separately: 332,906 shares in favor, 4,849 shares against, 785 shares abstaining, 12,988 broker non-votes.

     (4) Change in fundamental policy to permit the purchase or sale of commodities or commodity contracts not to exceed 15% of the value of the Corporation's assets at the time of investment -- Preference Stock and Common Stock voting together as one class: 10,869,073 shares in favor, 397,295 shares against, 150,961 shares abstaining, 1,678,160 broker non-votes; Preference Stock voting separately: 336,803 shares in favor, 951 shares against, 786 shares abstaining, 12,988 broker non-votes.

     (5) Adoption of non-fundamental policy confirming the Corporation's right to purchase and sell put and call options and to make short sales of securities not to exceed 15% of the value of the Corporation's assets at the time of investment -- Preference Stock and Common Stock voting together as one class:
10,921,293 shares in favor, 333,157 shares against, 162,880 shares abstaining, 1,678,159 broker non-votes.

     (6) Affirmation of investment policy to operate as a non-diversified investment company -- Preference Stock and Common Stock voting together as one class: 11,165,940 shares in favor, 133,760 shares against, 117,630 shares abstaining, 1,678,159 broker non-votes; Preference Stock voting separately:
337,739 shares in favor, 253 shares against, 548 shares abstaining, 12,988 broker non-votes.


                                     [ 15 ]

                              BOARD OF DIRECTORS



DONALD G. CALDER                 DUDLEY D. JOHNSON
  President                        President
  G. L. Ohrstrom & Co., Inc.       Young & Franklin Inc.
  New York, NY                     Liverpool, NY



JAY R. INGLIS                    WILMOT H. KIDD
  Executive Vice President         President
  Holt Corporation
  New York, NY

                             C. CARTER WALKER, JR.
                                 Washington, CT



                                    OFFICERS
          WILMOT H. KIDD, President
          CHARLES N. EDGERTON, Vice President and Treasurer
          KAREN E. RILEY, Secretary



                                     OFFICE
                      375 Park Avenue, New York, NY 10152
                                  212-688-3011
                           www.centralsecurities.com


          CUSTODIAN
            The Chase Manhattan Bank, N.A.
             4 New York Plaza, New York, NY 10004


          TRANSFER AGENT AND REGISTRAR
            First Chicago Trust Company of New York
              P.O. Box 2500, Jersey City, NJ 07303-2500

          INDEPENDENT AUDITORS
            KPMG Peat Marwick LLP
              345 Park Avenue, New York, NY 10154


                                     [ 16 ]